REINSURANCE FUNDS WITHHELD (Tables)	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Disclosure of reinsurance funds withheld

AS AT DEC. 31 US$ MILLIONS	2022	2021
Reinsurance funds withheld	$5,603	$4,819
Embedded derivatives	151	(19)
Reinsurance funds withheld payable	(144)	(150)
Net reinsurance funds withheld	$5,610	$4,650